FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

24.FAIR VALUE MEASUREMENTS

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

	Fair value measurements as at December 31, 2022 using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs			Fair value
	(Level 1)	(Level 2)	(Level 3)	Total		adjustment		Impairment
	RMB	RMB	RMB	RMB		RMB	US$	RMB	US$
Recurring fair value measurement for:
Derivative assets	—	50,231	—	50,231	7,283	50,231	7,283	—	—
Derivative liabilities	—	(18,644)	—	(18,644)	(2,703)	(3,726)	(540)	—	—
Non-recurring fair value measurement for:
Equity investments without readily determinable fair value	—	—	156,859	156,859	22,742	—	—	(12,312)	(1,785)
	—	31,587	156,859	188,446	27,322	46,505	6,743	(12,312)	(1,785)

	Fair value measurements as at December 31, 2023 using
	Quoted	Significant	Significant
	prices in	observable	unobservable
	active markets	inputs	inputs			Fair value
	(Level 1)	(Level 2)	(Level 3)	Total		adjustment		Impairment
	RMB	RMB	RMB	RMB		RMB	US$	RMB	US$
Recurring fair value measurement for:
Derivative assets	—	16,433	—	16,433	2,315	16,433	2,315	—	—
Derivative liabilities	—	—	—	—	—	—	—	—	—
Non-recurring fair value measurement for:
Property and equipment, net	—	—	—	—	—	(94,699)	(13,338)	(94,699)	(13,338)
Equity investments without readily determinable fair value	—	—	156,859	156,859	22,093	—	—	—	—
	—	16,433	156,859	173,292	24,408	(78,266)	(11,023)	(94,699)	(13,338)

24.FAIR VALUE MEASUREMENTS (CONTINUED)

For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value (Note 10). The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as expected volatility and probability of exit events as it relates to liquidation and redemption preferences. When there is impairment of equity securities accounted for under the measurement alternative and equity method investments, the non-recurring fair value measurements are measured at the date of impairment. Estimating the fair value of investees without observable market prices is highly judgmental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies used to determine fair value, especially considering the increased market volatility in the global financial markets after the COVID-19 outbreak.

The Group recognized unrealized gain of RMB58,643, nil and nil for measuring equity investments at fair value resulting from the observable price changes occurring in the years ended December 31, 2021, 2022 and 2023, respectively. The Group recognized impairment of RMB5,000, RMB12,312 and nil for equity investments at fair value in the years ended December 31, 2021, 2022 and 2023, respectively.

Derivative assets and liabilities represent the Group’s freestanding forward exchange rate contracts with banks to reduce volatility in the Company’s economic value caused by foreign currency fluctuations. The freestanding forward exchange rate contracts did not qualify for hedge accounting. The derivative assets and derivative liabilities are recorded in the consolidated statements balance sheets measured at fair value. Below is the details:

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Prepayments and other current assets	49,077	10,917	1,538
Other non-current assets	1,154	5,516	777
Total derivative assets	50,231	16,433	2,315
Accrued expenses and other liabilities	5,452	—	—
Other non-current liabilities	13,192	—	—
Total derivative liabilities	18,644	—	—